Document and Entity Information	12 Months Ended
Sep. 30, 2023
Document and Entity Information [Abstract]
Document Type	DEF 14A
Entity Registrant Name	Haynes International, Inc.
Entity Central Index Key	0000858655
Amendment Flag	false